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1933 Act Rule 497(e)

1933 Act File No. 002-73948

1940 Act File No. 811-03258

March 27, 2015

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	DFA Investment Dimensions Group Inc. (the “Registrant”)

File Nos. 002-73948 and 811-03258

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the risk/return summary disclosure that was included in the supplement to the prospectus dated February 28, 2015, relating to the Institutional Class shares of the DFA LTIP Portfolio, a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on March 12, 2015 (Accession No. 0001609006-15-000029) pursuant to Rule 497(e) under the 1933 Act.

If you have any questions regarding this filing, please contact me at the above-referenced telephone number.

Very truly yours,

/s/ Jana L. Cresswell

Jana L. Cresswell

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